Cash and cash equivalents (Details) - EUR (€) € in Millions	Sep. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 193.9	€ 254.0
Restricted cash	0.4	0.2
Cash and cash equivalents	194.3	254.2
Bank overdraft	(0.6)	0.0
Cash and cash equivalents per Statement of Cash Flows	€ 193.7	€ 254.2